INSURANCE CONTRACTS - Movement in Loss Reserves (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Insurance Contracts [Abstract]
Loss reserves, beginning of the period	$ 71	$ 144
Claims paid during the period	(16)	(48)
Changes in loss reserves related to the current period	(2)	44
Favorable development on losses on claims related to prior years	0	(71)
Foreign currency translation	(2)	2
Loss reserves, end of the period	$ 51	$ 71